Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Accounts Receivable
Beginning balance	R$ (350,025)	R$ (380,559)
Reversal in the year	99,975	18,573
Write-offs	16,425	22,878
Addition through merger of Cetrel	0	(10,917)
Ending balance	R$ (233,625)	R$ (350,025)